Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
QUARTERLY FINANCIAL DATA (Unaudited)

The Company’s unaudited quarterly financial data for 2013 and 2012 is summarized below.

	2013
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$28,909	$45,394	$57,791	$75,908
Income from operations	8,662	19,383	29,423	37,726
Income tax expense	3,162	7,802	9,099	11,691
Net income (loss)	$5,396	$14,471	$14,596	$20,124
Earnings per common share
Basic	$0.15	$0.37	$0.33	$0.43
Diluted	$0.15	$0.36	$0.33	$0.42

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$16,351	$16,030	$16,814	$25,767
Income from operations	6,737	4,307	4,086	2,177
Income tax expense	—	—	—	54,903
Net income (loss)	$1,477	$13,624	$452	$(52,074)

Pro forma information
Income before income taxes	$1,477	$13,624	$452	$2,829
Pro forma provision for income taxes	526	4,857	161	1,009
Pro forma net income	$951	$8,767	$291	$1,820
Pro forma earnings per share:
Basic	$0.06	$0.60	$0.02	$0.05
Diluted	$0.06	$0.60	$0.02	$0.05

Pro Forma Income Taxes
Diamondback Energy, Inc. was formed as a holding company on December 30, 2011, and did not conduct any material business operations prior to the Merger. Diamondback Energy, Inc. is a C-Corp under the Internal Revenue Code and is subject to income taxes. The Company computed a pro forma income tax provision as if the Company and the Predecessors were subject to income taxes since December 31, 2011. The pro forma tax provision has been calculated at a rate based upon a federal corporate level tax rate and a state tax rate, net of federal benefit, incorporating permanent differences.
Pro Forma Earnings per Share
The Company’s pro forma basic earnings per share amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period, as if the common shares issued upon the Merger were outstanding for the entire year. Diluted earnings per share reflects the potential dilution, using the treasury stock method, which assumes that options were exercised and restricted stock awards and units were fully vested. During periods in which the Company realizes a net loss, options and restricted stock awards would not be dilutive to net loss per share and conversion into common stock is assumed not to occur.